Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other gain (loss) from investments
Dividend income	€ 255	€ 351	€ 230
Capital gain realized from the sale of investments	430	483	1
Capital gain from the fair value measurement of the residual stake of investments held	414
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	179	247	144
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	55	77	€ 54
Var Energi ASA
Other gain (loss) from investments
Capital gains realized from listing on Stock Exchange		448
Azule Energy Holdings Ltd
Other gain (loss) from investments
Capital gains from the fair value measurement of the business combination		2,542
Realized exchange differences on translation from the business combination		764
SeaCorridor Srl | Snam Group [Member]
Other gain (loss) from investments
Capital gain realized from the sale of investments	€ 420
Equity interest disposed (as a percent)	49.90%
Realized exchange differences on translation from the disposal of investments	€ 7
Capital gain from the fair value measurement of the residual stake of investments held		€ 414
Proportion of ownership interest in joint venture (as a percent)		50.10%